CONESTOGA SMALL CAP FUND

SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Basic Materials - 9.3%
Metal Fabricating - 4.5%
RBC Bearings, Inc. (a)	144,040	$92,770,403

Specialty Chemicals - 4.8%
Balchem Corporation	508,950	85,987,102
Perimeter Solutions, Inc. (a)	335,675	11,966,814
		97,953,916
Consumer Discretionary - 5.4%
Consumer Electronics - 0.7%
Knowles Corporation (a)	321,390	13,331,257

Education Services - 2.0%
Bright Horizons Family Solutions, Inc. (a)	110,250	7,814,520
Universal Technical Institute, Inc. (a)	783,645	33,516,497
		41,331,017
Home Improvement Retailers - 2.7%
SiteOne Landscape Supply, Inc. (a)	476,530	54,519,797

Consumer Staples - 0.8%
Nondurable Household Products - 0.8%
WD-40 Company	70,000	17,054,800

Energy - 2.4%
Oil Crude Producers - 1.5%
Magnolia Oil & Gas Corporation - Class A	599,010	15,322,676
Matador Resources Company	322,575	16,057,783
		31,380,459
Oil Equipment and Services - 0.9%
Kodiak Gas Services, Inc.	238,495	17,918,130

Health Care - 17.2%
Biotechnology - 2.8%
Vericel Corporation (a)	1,307,355	58,164,224

CONESTOGA SMALL CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.7% (Continued)	Shares	Value
Health Care - 17.2% (Continued)
Medical Equipment - 11.3%
Artivion, Inc. (a)	962,620	$21,630,071
LeMaitre Vascular, Inc.	869,016	83,390,775
Merit Medical Systems, Inc. (a)	958,075	66,432,921
Repligen Corporation (a)	431,645	58,893,644
		230,347,411
Medical Supplies - 3.1%
Stevanato Group S.p.A.	3,484,751	62,969,450

Industrials - 39.8%
Building Materials: Other - 1.6%
Simpson Manufacturing Company, Inc.	159,600	33,412,260

Building: Climate Control - 4.3%
AAON, Inc.	480,000	60,892,800
Legence Corporation - Class A (a)	326,360	27,815,663
		88,708,463
Commercial Vehicles and Parts - 2.8%
Federal Signal Corporation	448,540	57,632,905

Construction - 3.4%
Construction Partners, Inc. - Class A (a)	578,700	68,732,199

Defense - 5.0%
Karman Holdings, Inc. (a)	375,615	18,750,701
Mercury Systems, Inc. (a)	684,463	83,730,359
		102,481,060
Diversified Industrials - 7.6%
CSW Industrials, Inc.	207,000	57,608,100
ESCO Technologies, Inc.	277,000	96,961,080
		154,569,180
Electronic Equipment: Control & Filter - 5.1%
Helios Technologies, Inc.	681,560	60,829,230
MSA Safety, Inc.	241,811	42,215,364
		103,044,594

CONESTOGA SMALL CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.7% (Continued)	Shares	Value
Industrials - 39.8% (Continued)
Electronic Equipment: Gauges & Meters - 1.8%
Mirion Technologies, Inc. (a)	733,600	$13,153,448
Transcat, Inc. (a)	260,744	24,189,221
		37,342,669
Electronic Equipment: Other - 2.8%
SPX Technologies, Inc. (a)	230,000	56,389,100

Engineering & Contracting Services - 1.6%
Exponent, Inc.	567,500	33,346,300

Machinery: Industrial - 2.0%
Enpro, Inc.	52,810	19,905,673
Kadant, Inc.	63,375	19,914,326
		39,819,999
Professional Business Support Services - 1.8%
UL Solutions, Inc. - Class A	360,000	36,669,600

Real Estate - 3.8%
Real Estate Services - 3.8%
FirstService Corporation	541,275	76,920,590

Technology - 11.2%
Computer Services - 0.4%
Workiva, Inc. (a)	172,125	8,349,784

Production Technology Equipment - 4.6%
Novanta, Inc. (a)	576,290	93,497,290

Software - 6.2%
Agilysys, Inc. (a)	270,000	28,215,000
Descartes Systems Group, Inc. (The) (a)	825,840	57,181,161
nCino, Inc. (a)	912,040	14,911,854
Q2 Holdings, Inc. (a)	555,870	26,737,347
		127,045,362

CONESTOGA SMALL CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.7% (Continued)	Shares	Value
Telecommunications - 4.8%
Telecommunications Equipment - 4.8%
Digi International, Inc. (a)	1,316,245	$98,652,563

Utilities - 5.0%
Waste & Disposal Services - 5.0%
Casella Waste Systems, Inc. - Class A (a)	1,059,740	102,762,988

Total Investments at Value - 99.7% (Cost $1,009,387,920)		$2,037,117,770

Other Assets in Excess of Liabilities - 0.3%		5,581,602

Net Assets - 100.0%		$2,042,699,372

(a)	Non-income producing security.

Schedule of Investments uses the Russell ICB Industry and Sector classification.

CONESTOGA SMID CAP FUND

SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Basic Materials - 8.8%
Metal Fabricating - 4.7%
RBC Bearings, Inc. (a)	35,000	$22,542,100

Specialty Chemicals - 4.1%
Balchem Corporation	115,100	19,446,145

Consumer Discretionary - 10.3%
Consumer Electronics - 1.1%
Knowles Corporation (a)	123,960	5,141,861

Consumer Services: Miscellaneous - 3.4%
Rollins, Inc.	388,725	16,225,382

Education Services - 0.9%
Bright Horizons Family Solutions, Inc. (a)	65,050	4,610,744

Home Improvement Retailers - 1.9%
SiteOne Landscape Supply, Inc. (a)	78,490	8,980,041

Recreational Products - 1.5%
Pool Corporation	33,585	7,217,416

Recreational Vehicles & Boats - 1.5%
LCI Industries	67,500	7,146,900

Energy - 1.9%
Oil Crude Producers - 0.7%
Permian Resources Corporation - Class A	190,540	3,507,841

Oil Equipment and Services - 0.6%
Kodiak Gas Services, Inc.	36,270	2,724,965

Pipelines - 0.6%
DT Midstream, Inc.	19,425	2,850,425

CONESTOGA SMID CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.7% (Continued)	Shares	Value
Health Care - 12.9%
Medical Equipment - 6.0%
Merit Medical Systems, Inc. (a)	192,433	$13,343,304
Repligen Corporation (a)	114,490	15,621,016
		28,964,320
Medical Supplies - 6.9%
Bio-Techne Corporation	93,210	6,585,287
Stevanato Group S.p.A.	596,192	10,773,189
West Pharmaceutical Services, Inc.	43,460	15,602,140
		32,960,616
Industrials - 40.0%
Aerospace - 2.8%
HEICO Corporation - Class A	51,780	13,354,580

Building Materials: Other - 1.9%
Simpson Manufacturing Company, Inc.	44,550	9,326,542

Building: Climate Control - 4.9%
AAON, Inc.	87,870	11,147,188
Watsco, Inc.	29,550	12,314,372
		23,461,560
Construction - 4.0%
Construction Partners, Inc. - Class A (a)	159,595	18,955,098

Defense - 4.7%
Karman Holdings, Inc. (a)	80,715	4,029,293
Mercury Systems, Inc. (a)	152,500	18,655,325
		22,684,618
Diversified Industrials - 3.2%
CSW Industrials, Inc.	55,200	15,362,160

Electrical Components - 0.7%
Forgent Power Solutions, Inc. - Class A (a)	58,500	3,267,810

Electronic Equipment: Control & Filter - 2.5%
MSA Safety, Inc.	67,270	11,743,997

CONESTOGA SMID CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.7% (Continued)	Shares	Value
Industrials - 40.0% (Continued)
Electronic Equipment: Other - 3.6%
SPX Technologies, Inc. (a)	69,530	$17,046,670

Engineering & Contracting Services - 1.7%
Exponent, Inc.	138,630	8,145,899

Machinery: Industrial - 3.9%
EVI Industries, Inc.	266,247	3,935,131
JBT Marel Corporation	63,105	9,150,225
Kadant, Inc.	18,380	5,775,547
		18,860,903
Machinery: Specialty - 2.1%
Graco, Inc.	132,240	9,998,666

Professional Business Support Services - 1.7%
UL Solutions, Inc. - Class A	80,870	8,237,418

Transaction Processing Services - 2.3%
Jack Henry & Associates, Inc.	79,545	10,956,528

Real Estate - 4.1%
Real Estate Services - 4.1%
FirstService Corporation	137,275	19,508,150

Technology - 16.7%
Computer Services - 1.6%
CACI International, Inc. - Class A (a)	11,890	5,508,161
Workiva, Inc. - Class A (a)	45,000	2,182,950
		7,691,111
Production Technology Equipment - 4.2%
Novanta, Inc. (a)	124,520	20,202,125

Software - 10.9%
Descartes Systems Group, Inc. (The) (a)	191,960	13,291,311
Guidewire Software, Inc. (a)	87,000	10,705,350
nCino, Inc. (a)	227,540	3,720,279

CONESTOGA SMID CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.7% (Continued)	Shares	Value
Technology - 16.7% (Continued)
Software - 10.9% (Continued)
Procore Technologies, Inc. (a)	137,755	$5,595,608
Q2 Holdings, Inc. (a)	170,000	8,177,000
Tyler Technologies, Inc. (a)	36,540	10,686,488
		52,176,036
Utilities - 5.0%
Waste & Disposal Services - 5.0%
Casella Waste Systems, Inc. - Class A (a)	245,440	23,800,317

Total Common Stocks (Cost $364,885,968)		$477,098,944

MONEY MARKET FUNDS - 0.2%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Advisory Class, 3.30% (b) (Cost $1,115,162)	1,115,162	$1,115,162

Total Investments at Value - 99.9% (Cost $366,001,130)		$478,214,106

Other Assets in Excess of Liabilities - 0.1%		501,557

Net Assets - 100.0%		$478,715,663

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2026.

Schedule of Investments uses the Russell ICB Industry and Sector classification.

CONESTOGA DISCOVERY FUND

SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited)

COMMON STOCKS - 97.5%	Shares	Value
Consumer Discretionary - 6.4%
Education Services - 3.9%
Universal Technical Institute, Inc. (a)	5,125	$219,196

Specialty Retailers - 2.5%
Oddity Tech Ltd. - Class A (a)	9,410	142,374

Consumer Staples - 8.5%
Food Products - 5.3%
Mama's Creations, Inc. (a)	17,110	305,413

Soft Drinks - 3.2%
Vita Coco Company, Inc. (The) (a)	2,735	180,893

Energy - 2.3%
Oil Equipment and Services - 2.3%
NPK International, Inc. (a)	8,350	132,849

Financials - 4.2%
Property & Casualty Insurance - 4.2%
Palomar Holdings, Inc. (a)	1,896	239,635

Health Care - 25.7%
Biotechnology - 13.5%
Alpha Teknova, Inc. (a)	29,276	166,288
Twist Bioscience Corporation (a)	3,100	318,928
Vericel Corporation (a)	6,454	287,138
		772,354
Medical Equipment - 12.2%
Artivion, Inc. (a)	6,560	147,403
BioLife Solutions, Inc. (a)	8,539	241,141
iRadimed Corporation	1,955	186,820
OrthoPediatrics Corporation (a)	6,221	119,008
		694,372

CONESTOGA DISCOVERY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Industrials - 36.1%
Aerospace - 3.0%
Park Aerospace Corporation	4,510	$172,102

Construction - 2.7%
Construction Partners, Inc. - Class A (a)	1,303	154,757

Electrical Components - 4.5%
Electrovaya, Inc. (a)	24,230	254,415

Electronic Equipment: Gauges & Meters - 4.5%
Transcat, Inc. (a)	2,745	254,654

Engineering & Contracting Services - 6.6%
Bowman Consulting Group Ltd. (a)	6,155	179,726
Willdan Group, Inc. (a)	2,516	199,016
		378,742
Industrial Suppliers - 7.4%
CryoPort, Inc. (a)	14,759	231,716
Hillman Solutions Corporation (a)	22,630	190,997
		422,713
Machinery: Industrial - 4.3%
Graham Corporation (a)	1,970	243,866

Professional Business Support Services - 3.1%
Onterris, Inc. (a)	8,800	177,848

Technology - 9.3%
Computer Services - 2.7%
Climb Global Solutions, Inc.	6,690	155,275

Software - 6.6%
nCino, Inc. (a)	6,675	109,136
Q2 Holdings, Inc. (a)	2,735	131,554
TECSYS, Inc.	6,145	134,391
		375,081

CONESTOGA DISCOVERY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Telecommunications - 5.0%
Telecommunications Equipment - 5.0%
Digi International, Inc. (a)	3,820	$286,309

Total Common Stocks (Cost $3,862,569)		$5,562,848

MONEY MARKET FUNDS - 2.0%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Advisory Class, 3.30% (b) (Cost $113,126)	113,126	$113,126

Total Investments at Value - 99.5% (Cost $3,975,695)		$5,675,974

Other Assets in Excess of Liabilities - 0.5%		26,559

Net Assets - 100.0%		$5,702,533

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2026.

Schedule of Investments uses the Russell ICB Industry and Sector classification.